Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property And Equipment
Leasehold improvements	Shorter of lease term or 3 years
Furniture and fixture	5 years
Computer equipment	3 years
Motor vehicle	10 years
Office equipment	5 years

Schedule of Disaggregated Information of Revenues

	For the Six Months Ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Geographic locations
Sales of marine fuels
China	$14,639,419	$12,246,493
Hong Kong	9,032,636	4,848,622
India	6,178,711	2,195,527
Indonesia	1,654,029	3,736,430
Malaysia	43,133,687	34,809,981
Singapore	79,273,150	37,952,471
South Korea	6,808,583	5,129,136
Thailand	5,712,216	940,775
Vietnam	24,639	419,695
Spain	1,112,973	4,241,686
UAE	2,771,442	3,302,712
Sri Lanka	5,084,222	351,511
Taiwan	7,975,707	319,250
Australia	4,016,293	173,706
Malta	1,867,620	-
Brazil	1,293,748	408,174
Mozambique	1,067,883	-
Others	5,007,997	3,542,643
Subtotal	$196,654,955	$114,618,812

Brokerage commissions
Singapore	$7,800	$1,973
Subtotal	$7,800	$1,973

Freight services
Singapore	447,000	-
Subtotal	447,000	-

Total	$197,109,755	$114,620,785